TRADE PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Suppliers	$ 6,137	$ 7,258
Advanced payments from customers	291	0
Expenses accrual	11,150	4,382
Current trade payables	$ 17,578	$ 11,640